Supplement dated May 10, 2023 to the Initial Summary Prospectuses, Updating Summary Prospectuses and Statutory Prospectus dated May 1, 2023 for the following variable annuity contracts issued by Pacific Life Insurance Company:

Pacific Choice 2, Pacific Odyssey (issued before October 1, 2013), Pacific Journey Select (issued before October 1, 2013), Pacific Innovations, Pacific Innovations Select, Pacific Journey, Pacific Navigator, Pacific One, Pacific One Select, Pacific Portfolios, Pacific Portfolios for Chase, Pacific Choice Variable Annuity, Pacific Select Variable Annuity, Pacific Quest, Pacific Value, Pacific Value Edge, Pacific Value Select (issued before October 1, 2013), Pacific Value Select (issued on or after October 1, 2013), Pacific Odyssey (issued on or after October 1, 2013), Pacific Journey Select (issued on or after October 1, 2013), Pacific Voyages and the following variable annuity contracts issued by Pacific Life & Annuity Company:

Pacific Choice 2, Pacific Odyssey (issued before October 1, 2013), Pacific Journey Select (issued before October 1, 2013), Pacific One Select, Pacific Choice Variable Annuity, Pacific Innovations Select, Pacific Navigator, Pacific Portfolios, Pacific Portfolios for Chase, Pacific Quest, Pacific Value, Pacific Value Select (issued before October 1, 2013), Pacific Value Select (issued on or after October 1, 2013), Pacific Value Edge, Pacific Voyages, Pacific Odyssey (issued on or after October 1, 2013), Pacific Journey Select (issued on or after October 1, 2013)

The purpose of this supplement is to update certain underlying fund information. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We", "us", or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:
Fund; Advisor (Subadvisor)	Current Expenses
PIMCO All Asset Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.64%
PIMCO CommodityRealReturn® Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.39%
PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	0.92%

Form No. VASUP0523
                NYSUP0523